UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments

Senior Floating-Rate Loans — 86.9%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.2%

Aernnova Aerospace S.A.U.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	1,194	$1,114,678

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	4,656	4,347,243

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	2,850	3,263,655

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing January 17, 2027(2)		4,204	4,139,505

Dynasty Acquisition Co., Inc.

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		6,830	6,136,846

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		12,698	11,409,867

IAP Worldwide Services, Inc.

Revolving Loan, 1.37%, Maturing July 19, 2021(3)		5,526	5,396,495

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(4)		6,930	5,454,526

Spirit Aerosystems, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), Maturing January 30, 2025		3,025	3,028,781

TransDigm, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		28,603	27,005,868

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 30, 2025		6,400	6,036,757

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		34,208	32,254,968

WP CPP Holdings, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025		14,847	13,181,726

			$122,770,915

Air Transport — 0.4%

JetBlue Airways Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024		3,111	$3,103,125

Mileage Plus Holdings, LLC

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027		5,850	5,962,888

SkyMiles IP, Ltd.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027		14,625	14,602,156

			$23,668,169

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive — 3.2%

Adient US, LLC

Term Loan, 4.42%, (USD LIBOR + 4.25%), Maturing May 6, 2024(2)		2,740	$2,707,771

American Axle and Manufacturing, Inc.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		19,165	18,545,663

Autokiniton US Holdings, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		9,262	8,983,958

Bright Bidco B.V.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024		18,014	8,549,005

Chassix, Inc.

Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(2)		8,879	7,946,638

Clarios Global, L.P.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		22,298	21,656,712

Cooper Standard Automotive, Inc.

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing November 2, 2023		5,070	4,394,601

Dayco Products, LLC

Term Loan, 4.51%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		10,974	6,986,479

Garrett LX III S.a.r.l.

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing September 27, 2025	EUR	4,625	5,245,640

Garrett Motion, Inc.

DIP Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 15, 2021		1,157	1,162,340

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		8,017	7,771,479

IAA, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		6,071	5,919,286

Les Schwab Tire Centers

Term Loan, Maturing October 28, 2027(5)		18,475	18,336,437

Tenneco, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		34,580	32,040,772

Thor Industries, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		9,518	9,467,571

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

TI Group Automotive Systems, LLC

Term Loan, 4.50%, (3 mo. EURIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024	EUR	7,644	$8,857,855

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024		10,682	10,654,870

Visteon Corporation

Term Loan, 1.91%, (USD LIBOR + 1.75%), Maturing March 25, 2024(2)		2,217	2,175,076

			$181,402,153

Brokerage / Securities Dealers / Investment Houses — 0.5%

Advisor Group, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		11,119	$10,744,200

Clipper Acquisitions Corp.

Term Loan, 1.89%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,934	12,675,565

OZ Management L.P.

Term Loan, 4.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		257	256,700

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 30, 2023		3,800	3,676,500

			$27,352,965

Building and Development — 2.7%

ACProducts, Inc.

Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		3,678	$3,718,095

Advanced Drainage Systems, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		2,347	2,332,358

American Builders & Contractors Supply Co., Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		21,904	21,297,980

American Residential Services, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 15, 2027		4,150	4,108,500

APi Group DE, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		13,697	13,435,417

Term Loan, Maturing October 1, 2026(5)		2,150	2,105,656

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Core & Main L.P.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024		1,326	$1,292,625

CPG International, Inc.

Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		6,764	6,766,395

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		28,775	27,612,458

LSF11 Skyscraper Holdco S.a.r.l.

Term Loan, Maturing August 7, 2027(5)		5,400	5,379,750

Term Loan, Maturing September 29, 2027(5)	EUR	11,350	13,130,649

Quikrete Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		3,606	3,541,766

RE/MAX International, Inc.

Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		17,532	17,443,917

Realogy Group, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025		5,421	5,214,595

Werner FinCo L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		4,716	4,562,869

White Cap Buyer, LLC

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), Maturing October 19, 2027		15,450	15,244,005

WireCo WorldGroup, Inc.

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 30, 2023		6,773	5,951,432

			$153,138,467

Business Equipment and Services — 6.4%

Adevinta ASA

Term Loan, Maturing October 23, 2027(5)		2,175	$2,166,844

Term Loan, Maturing October 23, 2027(5)	EUR	8,075	9,398,672

Adtalem Global Education, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,448	4,408,708

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Airbnb, Inc.

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		6,434	$6,857,436

AlixPartners, LLP

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024		1,330	1,290,630

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	8,796	10,136,784

Allied Universal Holdco, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		6,131	6,013,310

Amentum Government Services Holdings, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 1, 2027		9,551	9,192,898

AppLovin Corporation

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		26,826	26,340,038

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025		5,348	5,297,986

ASGN Incorporated

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025		575	569,178

Asplundh Tree Expert, LLC

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027		8,450	8,442,961

Belfor Holdings, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		2,165	2,159,969

BidFair MergeRight, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027		5,862	5,832,226

Bracket Intermediate Holding Corp.

Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		9,002	8,788,260

Brand Energy & Infrastructure Services, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024		8,068	7,534,398

Camelot U.S. Acquisition 1 Co.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 30, 2026		8,175	8,067,703

Ceridian HCM Holding, Inc.

Term Loan, 2.60%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025		10,216	9,901,444

CM Acquisition Co.

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023		4,717	4,657,895

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Deerfield Dakota Holding, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027		2,319	$2,289,328

EAB Global, Inc.

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(2)		3,750	3,660,570

EIG Investors Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023		17,845	17,732,988

Garda World Security Corporation

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026		7,695	7,686,475

Greeneden U.S. Holdings II, LLC

Term Loan, Maturing October 8, 2027(5)	EUR	1,250	1,451,627

Term Loan, Maturing October 8, 2027(5)		6,000	5,940,000

IG Investment Holdings, LLC

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025		23,534	23,162,434

Illuminate Buyer, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing June 16, 2027		6,175	6,084,691

Intrado Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024		3,861	3,579,583

Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024(2)		4,947	4,614,364

IRI Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025		20,946	20,622,982

Term Loan, 5.15%, (1 mo. USD LIBOR + 5.00%), Maturing December 1, 2025		6,300	6,341,580

Iron Mountain, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		8,881	8,570,402

KAR Auction Services, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		3,335	3,222,489

KUEHG Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025		20,110	18,466,293

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 22, 2025		4,425	3,974,203

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

LGC Group Holdings, Ltd.

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 21, 2027	EUR	2,275	$2,588,072

Loire Finco Luxembourg S.a.r.l.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027		3,067	2,963,791

Monitronics International, Inc.

Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		17,189	13,665,632

PGX Holdings, Inc.

Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, Maturing September 29, 2023		8,666	7,387,984

Prime Security Services Borrower, LLC

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026(2)		995	983,091

Rockwood Service Corporation

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		4,279	4,249,085

Speedster Bidco GmbH

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,975	3,316,712

Spin Holdco, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		31,108	30,369,083

TruGreen Limited Partnership

Term Loan, Maturing October 29, 2027(5)		4,100	4,059,000

Vestcom Parent Holdings, Inc.

Term Loan, 4.14%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		1,881	1,836,574

WASH Multifamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		1,508	1,483,256

Zephyr Bidco Limited

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 23, 2025	EUR	4,975	5,575,046

Term Loan, 4.30%, (1 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	8,675	10,813,510

			$363,748,185

Cable and Satellite Television — 4.4%

Altice France S.A.

Term Loan, 3.84%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,496	$4,359,444

Term Loan, 4.24%, (3 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		6,438	6,266,005

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Charter Communications Operating, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		6,756	$6,593,500

CSC Holdings, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		25,799	24,967,260

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		4	4,078

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		8,366	8,116,347

Numericable Group S.A.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		21,077	20,180,929

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	7,172	7,966,530

Telenet Financing USD, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		32,325	31,269,395

Telenet International Finance S.a.r.l.

Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), Maturing April 30, 2029	EUR	5,000	5,725,891

UPC Broadband Holding B.V.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		7,475	7,197,805

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	2,350	2,673,978

Term Loan, Maturing January 31, 2029(5)	EUR	6,000	6,912,200

Term Loan, Maturing January 31, 2029(5)	EUR	6,000	6,912,201

Term Loan, Maturing January 31, 2029(5)		13,775	13,447,844

Term Loan, Maturing January 31, 2029(5)		13,775	13,447,844

Virgin Media Bristol, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		39,275	38,001,272

Virgin Media SFA Finance Limited

Term Loan, 3.30%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	8,175	10,206,796

Term Loan, 3.30%, (1 mo. GBP LIBOR + 3.25%), Maturing November 15, 2027	GBP	600	749,123

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	11,625	13,180,841

Ziggo B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	17,350	19,756,231

			$247,935,514

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 3.2%

Alpha 3 B.V.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024		3	$2,817

Aruba Investments, Inc.

Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 7, 2025		8,275	8,264,656

Axalta Coating Systems US Holdings, Inc.

Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		30,101	29,279,526

Caldic B.V.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 18, 2024	EUR	500	558,668

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 18, 2024	EUR	2,166	2,420,584

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	2,848	3,199,733

Colouroz Investment 1 GmbH

Term Loan, 5.75%, (3 mo. EURIBOR + 5.00%, Floor 0.75%), 5.00% cash, 0.75% PIK, Maturing September 21, 2023	EUR	1,971	2,057,163

Element Solutions, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026		4,429	4,340,043

Emerald Performance Materials, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing August 12, 2025		3,784	3,764,906

Ferro Corporation

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,738	3,687,668

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,819	3,767,835

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		5,287	5,216,810

Flint Group GmbH

Term Loan, 6.00%, (USD LIBOR + 4.25%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(2)		2,687	2,418,005

Flint Group US, LLC

Term Loan, 6.00%, (USD LIBOR + 4.25%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(2)		16,252	14,626,950

Gemini HDPE, LLC

Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,132	8,955,188

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Hexion, Inc.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	10,064	$11,501,269

INEOS Enterprises Holdings II Limited

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	1,975	2,267,597

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		2,136	2,104,933

INEOS Finance PLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	6,356	7,197,515

Inovyn Finance PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 9, 2027	EUR	3,204	3,653,683

Kraton Polymers, LLC

Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	618	706,758

Messer Industries GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 1, 2026	EUR	4,275	4,916,643

PMHC II, Inc.

Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		4,095	3,746,925

PQ Corporation

Term Loan, 2.46%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		17,475	17,016,340

Rohm Holding GmbH

Term Loan, 5.32%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		5,175	4,677,076

Starfruit Finco B.V.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		9,908	9,629,048

Tronox Finance, LLC

Term Loan, 3.18%, (USD LIBOR + 3.00%), Maturing September 23, 2024(2)		7,048	6,916,247

Univar, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		12,865	12,617,297

			$179,511,883

Clothing / Textiles — 0.1%

Samsonite International S.A.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		2,776	$2,597,612

			$2,597,612

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.0%(6)

Penn Engineering & Manufacturing Corp.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024		2,092	$2,055,121

			$2,055,121

Containers and Glass Products — 1.6%

Berry Global, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		5,860	$5,809,241

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,230	7,147,580

BWAY Holding Company

Term Loan, 3.48%, (USD LIBOR + 3.25%), Maturing April 3, 2024(2)		5,714	5,360,422

Flex Acquisition Company, Inc.

Term Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023(2)		24,014	23,473,593

Term Loan, 3.48%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		10,436	10,058,965

Libbey Glass, Inc.

DIP Loan, 12.00%, (USD LIBOR + 11.00%, Floor 1.00%), Maturing November 27, 2020(2)		2,295	2,298,982

DIP Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), 2.00% cash, 2.00% PIK, Maturing November 30, 2020(2)		2,310	2,367,295

Term Loan, 0.00%, Maturing April 9, 2021(7)		8,099	1,338,804

Proampac PG Borrower, LLC

Term Loan, 5.44%, (USD LIBOR + 3.50%), Maturing November 20, 2023(2)		5,830	5,783,072

Reynolds Group Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		16,141	15,869,652

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2026		10,325	10,092,688

			$89,600,294

Cosmetics / Toiletries — 0.4%

Kronos Acquisition Holdings, Inc.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		25,137	$24,958,618

			$24,958,618

Drugs — 4.5%

Aenova Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	1,825	$2,130,469

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Akorn, Inc.

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing October 1, 2025		8,288	$8,353,981

Albany Molecular Research, Inc.

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024(2)		3,700	3,655,723

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 30, 2024		1,775	1,752,813

Alkermes, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		18,692	18,598,059

Amneal Pharmaceuticals, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		22,934	21,921,269

Arbor Pharmaceuticals, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		9,674	8,464,831

Bausch Health Companies, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		37,415	36,602,837

Elanco Animal Health Incorporated

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2027		1,468	1,438,360

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		21,184	20,273,245

Grifols Worldwide Operations USA, Inc.

Term Loan, 2.09%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		36,106	35,288,457

Horizon Therapeutics USA, Inc.

Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing May 22, 2026		7,802	7,655,783

Jaguar Holding Company II

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022		38,145	37,930,786

Mallinckrodt International Finance S.A.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing September 24, 2024		33,442	30,919,938

Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing February 24, 2025		10,970	10,133,307

Nidda Healthcare Holding AG

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	5,475	6,243,618

			$251,363,476

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.3%

Applied Systems, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		2,581	$2,548,244

EnergySolutions, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		17,404	16,664,724

			$19,212,968

Electronics / Electrical — 15.6%

Applied Systems, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 19, 2024		26,666	$26,573,350

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		3,279	3,305,259

Aptean, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		7,525	7,270,627

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		5,846	5,874,853

Avast Software B.V.

Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023		2,017	2,013,119

Banff Merger Sub, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		36,518	35,505,905

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,390	3,891,472

Barracuda Networks, Inc.

Term Loan - Second Lien, Maturing October 30, 2028(5)		2,925	2,917,688

Buzz Merger Sub, Ltd.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		4,102	4,014,472

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing January 29, 2027		1,625	1,606,719

Cambium Learning Group, Inc.

Term Loan, 4.72%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2025		6,325	6,114,169

Castle US Holding Corporation

Term Loan, 3.97%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		7,985	7,532,900

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Celestica, Inc.

Term Loan, 2.28%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025	3,988	$3,907,811

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	3,098	3,070,397

Cohu, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	10,313	9,971,559

CommScope, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	19,908	19,245,793

Cornerstone OnDemand, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027	13,310	13,207,191

CPI International, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024	9,548	9,142,561

E2open, LLC

Term Loan, Maturing October 29, 2027(5)	6,225	6,186,094

ECI Macola/Max Holdings, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 27, 2024	8,368	8,323,017

Electro Rent Corporation

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024	17,111	16,875,728

Epicor Software Corporation

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027	20,961	20,921,804

Finastra USA, Inc.

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024(2)	24,535	23,223,047

Fiserv Investment Solutions, Inc.

Term Loan, 5.02%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027	5,988	5,968,789

GlobalLogic Holdings, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing September 14, 2027	5,550	5,452,875

Go Daddy Operating Company, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024	46,342	45,331,260

Hyland Software, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing July 1, 2024	61,085	60,340,987

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Infoblox, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		13,626	$13,620,416

Informatica, LLC

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 25, 2027	EUR	2,413	2,742,242

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		52,006	50,367,932

Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(8)		4,675	4,750,969

LogMeIn, Inc.

Term Loan, 4.89%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027		10,225	9,931,031

MA FinanceCo., LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		2,777	2,632,850

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing June 21, 2024	EUR	2,500	2,826,702

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing June 5, 2025	EUR	5,650	6,565,875

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		14,150	14,017,344

MACOM Technology Solutions Holdings, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		10,044	9,725,499

Marcel LUX IV S.a.r.l.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		2,209	2,137,020

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	2,650	3,039,065

Term Loan, Maturing September 22, 2027(5)		3,275	3,242,250

Milano Acquisition Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 1, 2027		20,925	20,598,047

Mirion Technologies, Inc.

Term Loan, 4.27%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		5,274	5,244,718

NCR Corporation

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		9,182	8,918,260

Recorded Books, Inc.

Term Loan, 4.39%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025		2,264	2,216,183

Redstone Buyer, LLC

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027		11,850	11,761,125

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Renaissance Holding Corp.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	2,751	$2,660,263

Term Loan - Second Lien, 7.15%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	2,175	2,109,750

Seattle Spinco, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	18,753	17,780,289

SkillSoft Corporation

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	4,620	4,637,320

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	15,264	15,073,588

SolarWinds Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	26,740	26,303,766

Solera, LLC

Term Loan, 2.92%, (2 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	27,727	27,058,715

Sparta Systems, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 21, 2024	3,395	3,233,738

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	6,506	6,334,514

SS&C Technologies, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	9,261	9,016,208

STG-Fairway Holdings, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2027	4,788	4,661,118

SurveyMonkey, Inc.

Term Loan, 3.86%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	13,250	13,017,921

Tibco Software, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	30,583	29,754,834

Term Loan - Second Lien, 7.40%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	4,900	4,802,000

TTM Technologies, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	1,605	1,581,036

Uber Technologies, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	17,977	17,700,229

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Uber Technologies, Inc. (continued)

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025		29,923	$29,593,982

Ultimate Software Group, Inc. (The)

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026		20,925	20,585,396

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026		30,600	30,461,872

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing May 3, 2027		2,000	2,040,834

Ultra Clean Holdings, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		9,140	9,094,300

Valkyr Purchaser, LLC

Term Loan, Maturing October 29, 2027(5)		5,200	5,148,000

Verifone Systems, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		14,052	12,893,959

Veritas US, Inc.

Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025		18,625	18,240,859

Vero Parent, Inc.

Term Loan, 6.51%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024		15,972	15,652,776

VS Buyer, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027		10,373	10,197,833

Vungle, Inc.

Term Loan, 5.64%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		6,435	6,410,869

			$878,172,943

Equipment Leasing — 0.6%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025		21,582	$20,874,346

Boels Topholding B.V.

Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), Maturing January 14, 2027	EUR	4,550	5,148,460

Fly Funding II S.a.r.l.

Term Loan, 6.24%, (3 mo. USD LIBOR + 6.00%), Maturing October 8, 2025		8,700	8,395,500

			$34,418,306

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 2.5%

Aretec Group, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		18,851	$17,751,097

Citco Funding, LLC

Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		14,970	14,577,353

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(7)		27,404	8,255,369

EIG Management Company, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		2,949	2,942,002

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	7,450	8,550,832

FB Income Advison, LLC

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		6,394	6,330,546

FinCo I, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		6,276	6,174,861

Focus Financial Partners, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		6,229	6,072,274

GreenSky Holdings, LLC

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		13,046	12,426,276

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025		3,741	3,647,109

Guggenheim Partners, LLC

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		24,752	24,603,374

LPL Holdings, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		16,277	15,958,247

Nets Holding A/S

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	1,140,994

Victory Capital Holdings, Inc.

Term Loan, 2.73%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		9,298	9,111,556

Virtus Investment Partners, Inc.

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		4,778	4,741,951

			$142,283,841

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products — 3.3%

Alphabet Holding Company, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		22,142	$21,491,626

Atkins Nutritionals Holdings II, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		3,261	3,262,516

B&G Foods, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		2,106	2,097,321

Badger Buyer Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		4,928	4,644,286

Froneri International, Ltd.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027		18,379	17,765,210

Term Loan - Second Lien, 5.90%, (1 mo. USD LIBOR + 5.75%), Maturing January 31, 2028		1,000	995,000

H Food Holdings, LLC

Term Loan, 3.84%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		8,626	8,318,319

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,649	5,474,951

HLF Financing S.a.r.l.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		10,783	10,625,546

Jacobs Douwe Egberts International B.V.

Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		26,074	26,041,621

JBS USA Lux S.A.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		52,895	51,798,050

Nomad Foods Europe Midco Limited

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		10,627	10,405,762

Shearer’s Foods, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing September 23, 2027		2,925	2,898,187

Sunshine Investments B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	10,618	12,130,089

Term Loan, 4.07%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	2,000	2,545,657

Valeo F1 Company Limited (Ireland)

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 27, 2027	EUR	6,000	6,848,142

			$187,342,283

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service — 0.6%

1011778 B.C. Unlimited Liability Company

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		35,301	$33,984,272

IRB Holding Corp.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025		3	2,440

KFC Holding Co.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		779	765,424

			$34,752,136

Food / Drug Retailers — 0.4%

BW Gas & Convenience Holdings, LLC

Term Loan, 6.41%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		4,837	$4,836,563

CNT Holdings I Corp.

Term Loan, Maturing October 16, 2027(5)		5,050	4,999,500

L1R HB Finance Limited

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,674	4,377,087

Term Loan, 5.55%, (6 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	9,172	9,486,119

			$23,699,269

Forest Products — 0.0%(6)

Clearwater Paper Corporation

Term Loan, 3.24%, (USD LIBOR + 3.00%), Maturing July 26, 2026(2)		2,076	$2,071,122

			$2,071,122

Health Care — 6.8%

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		8,395	$7,681,425

Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), Maturing April 24, 2024		5,575	2,550,563

athenahealth, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		16,476	16,167,128

Avantor Funding, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		5,744	5,707,891

Term Loan, Maturing October 29, 2027(5)		2,825	2,796,750

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

BioClinica Holding I L.P.

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		10,496	$10,128,887

BW NHHC Holdco, Inc.

Term Loan, 5.27%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		14,005	11,974,112

CeramTec AcquiCo GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	9,170	10,233,505

CryoLife, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		5,422	5,394,579

Dedalus Finance GmbH

Term Loan, 4.50%, (1 mo. EURIBOR + 4.50%), Maturing May 4, 2027	EUR	5,700	6,585,948

Term Loan, Maturing August 16, 2027(5)	EUR	8,175	9,445,637

Elsan SAS

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing October 31, 2024	EUR	2,500	2,874,502

Ensemble RCM, LLC

Term Loan, 3.96%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		5,074	4,978,617

Envision Healthcare Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		51,490	37,059,752

Gentiva Health Services, Inc.

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		24,073	23,622,007

Greatbatch, Ltd.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		4,881	4,841,623

Hanger, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		11,846	11,767,271

Inovalon Holdings, Inc.

Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		12,014	11,729,083

IQVIA, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		9,993	9,849,730

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		13,537	13,342,646

Medical Solutions, LLC

Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		10,662	10,262,654

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Mehilainen Yhtiot Oy

Term Loan, Maturing August 9, 2025(5)	EUR	1,750	$2,004,168

MPH Acquisition Holdings, LLC

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023		16,109	15,927,438

National Mentor Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		302	297,250

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		6,609	6,511,979

Navicure, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026		3,700	3,649,125

One Call Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022		17,012	15,779,001

Ortho-Clinical Diagnostics S.A.

Term Loan, 3.39%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		22,064	21,379,568

Phoenix Guarantor, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		19,348	18,743,657

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing March 5, 2026		4,150	4,084,293

Radiology Partners, Inc

Term Loan, 4.81%, (USD LIBOR + 4.25%), Maturing July 9, 2025(2)		3,076	2,912,159

RadNet, Inc.

Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023		6,488	6,399,064

Select Medical Corporation

Term Loan, 2.78%, (6 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		27,023	26,431,469

Surgery Center Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		10,093	9,590,605

Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing September 3, 2024		1,791	1,826,820

Synlab Bondco PLC

Term Loan, Maturing July 31, 2024(5)	EUR	1,000	1,158,827

Team Health Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		7,218	5,901,003

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

U.S. Anesthesia Partners, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		2,238	$2,100,629

Verscend Holding Corp.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		19,022	18,705,111

			$382,396,476

Home Furnishings — 0.9%

Serta Simmons Bedding, LLC

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		13,637	$13,682,925

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		45,042	38,623,396

			$52,306,321

Industrial Equipment — 3.7%

AI Alpine AT Bidco GmbH

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2025	EUR	6,125	$6,675,748

Alliance Laundry Systems, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 8, 2027		8,175	8,117,775

Altra Industrial Motion Corp.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		7,596	7,450,276

Carlisle Food Service Products, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		13,689	13,014,163

CFS Brands, LLC

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		3,716	3,298,176

Clark Equipment Company

Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024		10,143	9,872,360

CPM Holdings, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		2,239	2,081,905

Delachaux Group S.A.

Term Loan, 4.74%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		5,049	4,853,351

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,927	$3,259,881

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	7,318	8,149,745

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		8,379	8,196,972

DXP Enterprises, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		5,046	4,957,695

Dynacast International, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		10,789	10,096,510

Engineered Machinery Holdings, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		9,320	9,098,762

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		2,550	2,527,254

EWT Holdings III Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		20,140	19,779,009

Filtration Group Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		6,434	6,271,168

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	2,000	2,284,020

Term Loan, Maturing March 29, 2025(5)		2,525	2,491,859

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,338	10,583,027

LTI Holdings, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,782	5,395,329

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		2,079	1,956,859

Minimax Viking GmbH

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	1,895	2,186,107

Quimper AB

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	17,725	20,338,065

Robertshaw US Holding Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 28, 2025		19,145	17,661,407

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Titan Acquisition Limited

Term Loan, 3.36%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		20,864	$19,835,392

Welbilt, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,000	920,000

			$211,352,815

Insurance — 2.5%

Alliant Holdings Intermediate, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		941	$907,145

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		4,863	4,703,348

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		25,608	25,321,708

AssuredPartners, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		1,712	1,655,136

Asurion, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		25,815	25,367,940

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,199	2,160,886

Term Loan - Second Lien, 6.65%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		27,783	27,857,811

Financiere CEP S.A.S.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 3, 2027	EUR	3,725	4,345,371

Hub International Limited

Term Loan, 3.21%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		15,491	14,927,437

NFP Corp.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		25,987	24,931,221

Ryan Specialty Group, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing September 1, 2027		6,425	6,382,165

USI, Inc.

Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		1,990	1,970,386

			$140,530,554

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies — 4.3%

AMC Entertainment Holdings, Inc.

Term Loan, 3.23%, (3 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		7,783	$4,447,073

Amer Sports Oyj

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	11,925	12,256,559

Ancestry.com Operations, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		31,127	31,111,189

Bombardier Recreational Products, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		43,116	41,643,132

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027		5,362	5,408,476

ClubCorp Holdings, Inc.

Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		17,977	15,201,529

Crown Finance US, Inc.

Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	4,038	2,696,059

Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		10,323	5,894,332

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		5,531	5,335,981

Etraveli Holding AB

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	7,950	7,684,944

Lindblad Expeditions, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		478	444,470

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		1,912	1,777,880

Live Nation Entertainment, Inc.

Term Loan, 1.94%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2026		17,337	16,179,133

Match Group, Inc.

Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		6,450	6,304,875

Motion Finco S.a.r.l.

Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		338	292,255

Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		2,676	2,311,816

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Playtika Holding Corp.

Term Loan, 7.00%, (6 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024		29,068	$29,146,767

SeaWorld Parks & Entertainment, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		5,013	4,699,960

SRAM, LLC

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(2)		14,882	14,863,843

Steinway Musical Instruments, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		3,513	3,375,751

Travel Leaders Group, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		15,309	11,979,465

UFC Holdings, LLC

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		1,646	1,608,843

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		14,778	14,509,781

Vue International Bidco PLC

Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	3,878	3,308,125

			$242,482,238

Lodging and Casinos — 2.2%

Aristocrat Technologies, Inc.

Term Loan, 1.96%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		7,466	$7,286,644

Azelis Finance S.A.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	2,600	2,967,528

Boyd Gaming Corporation

Term Loan, 2.34%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		2,063	2,010,753

Churchill Downs Incorporated

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,404	3,293,128

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		2,989	2,817,777

ESH Hospitality, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		7,522	7,297,946

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Four Seasons Hotels Limited

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		4,642	$4,481,868

Golden Nugget, Inc.

Term Loan, 3.25%, (USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023(2)		23,262	20,609,734

Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), Maturing October 4, 2023		1,875	2,128,125

GVC Holdings (Gibraltar) Limited

Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing March 29, 2024		10,077	9,984,256

GVC Holdings PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	21,225	24,361,262

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		12,694	10,885,467

Sportradar Capital S.a.r.l.

Term Loan, Maturing October 27, 2027(5)	EUR	3,550	4,099,191

Stars Group Holdings B.V. (The)

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		17,916	17,935,025

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	5,206	6,078,407

			$126,237,111

Nonferrous Metals / Minerals — 0.5%

American Consolidated Natural Resources, Inc.

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), Maturing September 16, 2025		7,120	$5,517,947

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(4)(8)		651	515,347

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2021(7)		2,878	258,988

Oxbow Carbon, LLC

Term Loan, Maturing October 13, 2025(5)		3,725	3,669,125

Rain Carbon GmbH

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	17,037,557

			$26,998,964

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 2.6%

Ameriforge Group, Inc.

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022	21,644	$18,938,160

Apergy Corporation

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	446	431,037

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 28, 2027	1,679	1,675,602

Blackstone CQP Holdco L.P.

Term Loan, 3.73%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	11,314	11,088,050

Buckeye Partners L.P.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	13,531	13,272,830

Centurion Pipeline Company, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025	1,650	1,625,250

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	3,169	3,117,073

CITGO Holding, Inc.

Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023	2,549	2,345,310

CITGO Petroleum Corporation

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024	21,813	20,504,443

Delek US Holdings, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	3,416	3,225,531

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	4,552	4,457,291

Fieldwood Energy, LLC

DIP Loan, 3.68%, Maturing August 4, 2021(3)	3,000	3,014,805

Term Loan, 0.00%, Maturing April 11, 2022(7)	20,306	5,012,946

Lealand Finance Company B.V.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), 1.15% cash, 3.00 PIK, Maturing June 30, 2025	2,299	1,508,456

Matador Bidco S.a.r.l.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026	9,875	9,628,491

McDermott Technology Americas, Inc.

DIP Letter of Credit, 2.71%, Maturing June 28, 2024(3)	9,039	8,271,023

Term Loan, 3.14%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	227	186,905

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Prairie ECI Acquiror L.P.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		14,632	$13,169,169

PSC Industrial Holdings Corp.

Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 11, 2024		7,892	7,468,161

RDV Resources Properties, LLC

Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(4)		5,860	3,700,480

Sunrise Oil & Gas Properties, LLC

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,139	1,935,534

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,196	1,724,148

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,537	1,281,397

UGI Energy Services, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		10,147	10,076,805

			$147,658,897

Publishing — 0.8%

Alchemy Copyrights, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027		3,625	$3,615,937

Ascend Learning, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 12, 2024		2,750	2,729,375

Axel Springer S.E.

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	2,000	2,236,128

Getty Images, Inc.

Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		11,639	10,896,807

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	4,351,911

LSC Communications, Inc.

Term Loan, 0.00%, Maturing September 30, 2022(7)		7,775	1,263,356

Nielsen Finance, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025		6,468	6,467,500

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)

ProQuest, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	12,552	$12,275,179

Tweddle Group, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	2,068	1,817,484

		$45,653,677

Radio and Television — 2.1%

Diamond Sports Group, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	30,368	$19,008,642

Entercom Media Corp.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	1,684	1,625,785

Entravision Communications Corporation

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	7,343	7,036,976

Hubbard Radio, LLC

Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	7,787	7,504,584

iHeartCommunications, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	2,646	2,490,194

Nexstar Broadcasting, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	16,620	16,204,063

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	5,019	4,901,102

Sinclair Television Group, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	13,932	13,572,277

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	6,361	6,180,531

Terrier Media Buyer, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	19,198	18,763,388

Univision Communications, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	19,952	19,364,230

		$116,651,772

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 1.6%

Apro, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	4,378	$4,345,311

Ascena Retail Group, Inc.

DIP Loan, 12.75%, (1 mo. USD LIBOR + 11.75%, Floor 1.00%), Maturing March 16, 2021	4,587	5,499,069

Term Loan, 0.00%, Maturing August 21, 2022(7)	13,233	4,102,102

Bass Pro Group, LLC

Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	13,811	13,780,619

BJ’s Wholesale Club, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	1,506	1,485,501

David’s Bridal, Inc.

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	3,564	3,209,349

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	4,124	3,270,729

Go Wireless, Inc.

Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing December 22, 2024	2,413	2,343,329

Harbor Freight Tools USA, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing October 19, 2027	10,375	10,241,256

Hoya Midco, LLC

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	7,032	6,006,488

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	11,566	11,387,625

PetSmart, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 11, 2022	13,495	13,402,099

PFS Holding Corporation

Term Loan, 0.00%, Maturing January 31, 2021(7)	9,849	3,841,159

Pier 1 Imports (U.S.), Inc.

Term Loan, 0.00%, Maturing April 30, 2021(4)(7)	7,809	4,448,591

Wash MultiFamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	264	259,762

		$87,622,989

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel — 0.8%

Atkore International, Inc.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	10,383	$10,348,137

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	7,006	6,926,955

Neenah Foundry Company

Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing December 13, 2022	7,493	6,556,258

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	2,661	2,554,574

Zekelman Industries, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	20,348	19,804,078

		$46,190,002

Surface Transport — 0.3%

Avis Budget Car Rental, LLC

Term Loan, Maturing August 6, 2027(5)	2,500	$2,251,875

Kenan Advantage Group, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	1,959	1,895,959

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	7,252	7,019,407

XPO Logistics, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	4,275	4,201,970

		$15,369,211

Telecommunications — 4.5%

Cablevision Lightpath, LLC

Term Loan, Maturing September 15, 2027(5)	600	$592,125

CenturyLink, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	48,545	46,823,480

Ciena Corporation

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025	1,913	1,912,655

Colorado Buyer, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024	16,236	14,242,898

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Digicel International Finance Limited

Term Loan, 3.80%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		14,353	$12,603,655

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	18,454,567

Global Eagle Entertainment, Inc.

DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021		3,424	3,398,560

Term Loan, 0.00%, Maturing January 6, 2023(7)		21,633	15,142,844

Intelsat Jackson Holdings S.A.

DIP Loan, 5.05%, (6 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(3)		9,286	9,464,806

Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023		15,550	15,682,828

Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024		15,794	15,956,924

IPC Corp.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(4)		11,591	8,275,716

Level 3 Financing, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,098	1,059,595

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		12,569	11,956,380

SBA Senior Finance II, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 11, 2025		15,536	15,095,474

Syniverse Holdings, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023		11,115	8,716,016

Telesat Canada

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		7,284	7,051,459

Zayo Group Holdings, Inc.

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	3,831	4,361,100

Ziggo Financing Partnership

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		47,575	45,744,695

			$256,535,777

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities — 0.4%

Brookfield WEC Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing August 1, 2025		5,250	$5,139,538

Calpine Corporation

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		16,480	16,108,902

Longview Power, LLC

Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), Maturing July 30, 2025(4)		596	477,071

			$21,725,511

Total Senior Floating-Rate Loans (identified cost $5,177,773,571)			$4,911,768,555

Corporate Bonds & Notes — 3.9%
Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.2%

Spirit AeroSystems, Inc.

5.50%, 1/15/25(9)		3,000	$3,056,250

Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd.

8.00%, 9/20/25(9)		2,550	2,706,187

TransDigm, Inc.

8.00%, 12/15/25(9)		1,500	1,623,375

6.25%, 3/15/26(9)		1,500	1,565,633

			$8,951,445

Air Transport — 0.3%

Delta Air Lines, Inc.

7.00%, 5/1/25(9)		4,650	$5,079,225

Delta Air Lines, Inc./SkyMiles IP, Ltd.

4.50%, 10/20/25(9)		6,425	6,526,052

4.75%, 10/20/28(9)		6,425	6,571,339

			$18,176,616

Automotive — 0.2%

Clarios Global, L.P.

6.75%, 5/15/25(9)		2,100	$2,224,257

Clarios Global, L.P./Clarios US Finance Co.

6.25%, 5/15/26(9)		4,325	4,525,031

Tenneco, Inc.

4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	6,498,748

			$13,248,036

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 0.1%

American Builders & Contractors Supply Co., Inc.

4.00%, 1/15/28(9)		2,975	$3,030,781

Cushman & Wakefield U.S. Borrower, LLC

6.75%, 5/15/28(9)		3,150	3,360,656

Forterra Finance, LLC/FRTA Finance Corp.

6.50%, 7/15/25(9)		900	952,313

Winnebago Industries, Inc.

6.25%, 7/15/28(9)		900	953,437

			$8,297,187

Business Equipment and Services — 0.5%

Allied Universal Holdco, LLC/Allied Universal Finance Corp.

6.625%, 7/15/26(9)		2,075	$2,173,562

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(9)		7,900	8,273,828

5.75%, 4/15/26(9)		15,225	16,233,656

Sabre GLBL, Inc.

7.375%, 9/1/25(9)		2,125	2,170,688

9.25%, 4/15/25(9)		2,525	2,786,969

			$31,638,703

Cable and Satellite Television — 0.1%

Altice France S.A.

5.125%, 1/15/29(9)		1,300	$1,300,390

Virgin Media Secured Finance PLC

4.50%, 8/15/30(9)		6,500	6,612,125

			$7,912,515

Chemicals and Plastics — 0.2%

INEOS Finance PLC

3.375%, 3/31/26(9)	EUR	1,250	$1,425,750

Tronox, Inc.

6.50%, 5/1/25(9)		7,000	7,393,750

			$8,819,500

Containers and Glass Products — 0.1%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

4.00%, 10/15/27(9)		5,150	$5,233,688

			$5,233,688

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services — 0.1%

AG Issuer, LLC

6.25%, 3/1/28(9)	4,225	$4,129,938

		$4,129,938

Drugs — 0.2%

Bausch Health Companies, Inc.

5.50%, 11/1/25(9)	8,975	$9,228,992

		$9,228,992

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc.

4.25%, 6/1/25(9)	5,300	$5,415,938

		$5,415,938

Electronics / Electrical — 0.2%

LogMeIn, Inc.

5.50%, 9/1/27(9)	4,300	$4,364,500

Veritas US, Inc./Veritas Bermuda, Ltd.

7.50%, 9/1/25(9)	6,450	6,549,008

		$10,913,508

Entertainment — 0.0%(6)

Six Flags Theme Parks, Inc.

7.00%, 7/1/25(9)	2,125	$2,253,828

		$2,253,828

Food Products — 0.2%

Del Monte Foods, Inc.

11.875%, 5/15/25(9)	8,200	$8,758,625

		$8,758,625

Food / Drug Retailers — 0.2%

Fresh Market, Inc. (The)

9.75%, 5/1/23(9)	12,550	$12,032,375

		$12,032,375

Industrial Equipment — 0.0%(6)

Clark Equipment Company

5.875%, 6/1/25(9)	1,050	$1,095,281

		$1,095,281

Security	Principal Amount* (000’s omitted)	Value

Insurance — 0.0%(6)

NFP Corp.

7.00%, 5/15/25(9)	500	$530,938

		$530,938

Leisure Goods / Activities / Movies — 0.1%

SeaWorld Parks & Entertainment, Inc.

8.75%, 5/1/25(9)	2,125	$2,236,562

		$2,236,562

Machinery — 0.1%

Vertical U.S. Newco, Inc.

5.25%, 7/15/27(9)	4,150	$4,278,961

		$4,278,961

Oil and Gas — 0.2%

CITGO Petroleum Corporation

7.00%, 6/15/25(9)	10,525	$9,781,672

		$9,781,672

Packaging & Containers — 0.0%(6)

Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC

6.00%, 9/15/28(9)	425	$433,234

		$433,234

Radio and Television — 0.2%

iHeartCommunications, Inc.

6.375%, 5/1/26	2,896	$3,020,569

8.375%, 5/1/27	5,248	5,128,069

5.25%, 8/15/27(9)	2,125	2,101,094

4.75%, 1/15/28(9)	2,550	2,439,559

		$12,689,291

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer

5.875%, 10/1/28(9)	6,425	$6,308,547

		$6,308,547

Software and Services — 0.1%

Boxer Parent Co., Inc.

7.125%, 10/2/25(9)	4,225	$4,535,791

		$4,535,791

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications — 0.4%

CenturyLink, Inc.

4.00%, 2/15/27(9)	6,750	$6,910,312

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(9)	6,325	6,340,813

VMED O2 UK Financing I PLC

4.25%, 1/31/31(9)	8,550	8,571,375

		$21,822,500

Utilities — 0.0%(6)

Calpine Corp.

5.25%, 6/1/26(9)	2,245	$2,309,252

		$2,309,252

Total Corporate Bonds & Notes (identified cost $217,049,232)		$221,032,923

Asset-Backed Securities — 4.4%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class D, 3.318%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,303,896

Series 2018-1A, Class E, 6.218%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	2,608,184

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 7.147%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	4,361,086

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 6.423%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	2,737,617

Apidos CLO XX

Series 2015-20A, Class DR, 5.93%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	2,375	2,071,533

Ares XL CLO, Ltd.

Series 2016-40A, Class CR, 3.637%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	2,500	2,423,833

Series 2016-40A, Class DR, 6.587%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	3,500	3,143,796

Ares XLIX CLO, Ltd.

Series 2018-49A, Class D, 3.216%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,329,630

Series 2018-49A, Class E, 5.916%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	3,055,928

Security	Principal Amount (000’s omitted)	Value

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class C, 3.18%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	$5,000	$4,627,860

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 5.937%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	3,505,283

Babson CLO, Ltd.

Series 2015-1A, Class DR, 2.818%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,247,753

Series 2016-1A, Class DR, 3.259%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	1,250	1,124,249

Series 2016-1A, Class ER, 6.209%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	2,965,612

Series 2018-1A, Class C, 2.837%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,131,137

Bain Capital Credit CLO

Series 2018-1A, Class D, 2.909%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,400,671

Series 2018-1A, Class E, 5.559%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(10)	3,000	2,432,904

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class C, 3.148%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	4,414,827

Series 2018-5BA, Class D, 6.168%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	2,892,037

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 5.818%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	4,246,162

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class D, 2.818%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,315,895

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class D, 3.918%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,934,469

Series 2018-16A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	2,036,353

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 6.837%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(10)	1,750	1,622,770

Betony CLO 2, Ltd.

Series 2018-1A, Class C, 3.114%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,282,250

Series 2018-1A, Class D, 5.864%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,450	3,809,078

BlueMountain CLO, Ltd.

Series 2016-3A, Class DR, 3.38%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,315,508

Series 2016-3A, Class ER, 6.23%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	1,182,994

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

BlueMountain CLO, Ltd. (continued)

Series 2018-1A, Class D, 3.264%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	$2,500	$2,191,732

Series 2018-1A, Class E, 6.164%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,595,933

Canyon Capital CLO, Ltd.

Series 2012-1RA, Class E, 5.937%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,875	4,121,493

Series 2016-1A, Class ER, 5.987%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	3,418,125

Series 2016-2A, Class ER, 6.237%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	4,500	3,805,183

Series 2017-1A, Class E, 6.487%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(10)	3,250	2,807,025

Series 2018-1A, Class D, 3.137%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,733,151

Series 2018-1A, Class E, 5.987%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	2,352,233

Carlyle C17 CLO, Ltd.

Series C17A, Class CR, 3.014%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,507,052

Series C17A, Class DR, 6.214%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	2,900,355

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class CR2, 3.724%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,247,334

Series 2012-3A, Class DR2, 6.724%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	1,146,904

Series 2014-3RA, Class C, 3.167%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	855,027

Series 2014-3RA, Class D, 5.617%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,658,194

Series 2014-4RA, Class C, 3.137%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,000	1,736,581

Series 2014-4RA, Class D, 5.887%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	2,643,759

Dryden CLO, Ltd.

Series 2018-55A, Class D, 3.087%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	1,500	1,337,390

Series 2018-55A, Class E, 5.637%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,709,969

Dryden Senior Loan Fund

Series 2015-40A, Class DR, 3.38%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,860,872

Series 2015-41A, Class DR, 2.837%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	4,571,860

Series 2015-41A, Class ER, 5.537%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,072,805

Series 2016-42A, Class DR, 3.167%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,322,640

Series 2016-42A, Class ER, 5.787%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	3,074,431

Security	Principal Amount (000’s omitted)	Value

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 6.882%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	$2,500	$2,177,795

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class D, 3.315%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,306,738

Series 2018-25A, Class E, 6.165%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	3,500	3,032,547

Goldentree Loan Management US CLO 5, Ltd.

Series 2019-5A, Class D, 4.068%, (3 mo. USD LIBOR + 3.85%), 10/20/32(9)(10)	1,500	1,482,662

Golub Capital Partners CLO 22B, Ltd.

Series 2015-22A, Class ER, 6.218%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)	2,500	2,060,701

Golub Capital Partners CLO 37B, Ltd.

Series 2018-37A, Class D, 3.518%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,533,797

Series 2018-37A, Class E, 5.968%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	4,067,792

ICG US CLO, Ltd.

Series 2018-2A, Class D, 3.316%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,791,335

Series 2018-2A, Class E, 5.966%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	2,341,945

Kayne CLO 5, Ltd.

Series 2019-5A, Class E, 6.915%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(10)	500	476,502

Madison Park Funding XXV, Ltd.

Series 2017-25A, Class D, 6.315%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)	1,500	1,335,589

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class DR, 3.318%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,365,642

Series 2016-22A, Class ER, 6.278%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,698,184

Neuberger Berman Loan Advisers CLO 28, Ltd.

Series 2018-28A, Class E, 5.818%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,742,218

Neuberger Berman Loan Advisers CLO 30, Ltd.

Series 2018-30A, Class D, 3.868%, (3 mo. USD LIBOR + 3.65%), 1/20/31(9)(10)	2,500	2,455,613

Series 2018-30A, Class E, 6.968%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(10)	1,000	958,436

Oaktree CLO, Ltd.

Series 2019-3A, Class D, 4.178%, (3 mo. USD LIBOR + 3.96%), 7/20/31(9)(10)	2,625	2,468,598

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 7.753%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	900	863,849

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Palmer Square CLO, Ltd.

Series 2013-2A, Class CRR, 3.418%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	$2,500	$2,394,664

Series 2013-2A, Class DRR, 6.068%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,000	2,668,421

Series 2018-1A, Class C, 2.718%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,775,618

Series 2018-1A, Class D, 5.368%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,803,734

Series 2018-2A, Class D, 5.83%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,760,195

Regatta XIII Funding, Ltd.

Series 2018-2A, Class C, 3.337%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	2,500	2,308,727

Series 2018-2A, Class D, 6.187%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	4,257,507

Regatta XIV Funding, Ltd.

Series 2018-3A, Class D, 3.415%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,311,237

Series 2018-3A, Class E, 6.165%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	3,909,726

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 6.715%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	3,469,500

Southwick Park CLO, LLC

Series 2019-4A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(10)	1,750	1,666,096

THL Credit Wind River CLO, Ltd.

Series 2013-1A, Class DR, 6.518%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(10)	3,056	2,207,372

Upland CLO, Ltd.

Series 2016-1A, Class CR, 3.118%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	4,066,236

Series 2016-1A, Class DR, 6.118%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	4,005,348

Vibrant CLO IX, Ltd.

Series 2018-9A, Class C, 3.418%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	2,500	2,154,295

Series 2018-9A, Class D, 6.468%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	2,689,321

Vibrant CLO X, Ltd.

Series 2018-10A, Class C, 3.468%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	4,358,253

Series 2018-10A, Class D, 6.408%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	3,973,883

Voya CLO, Ltd.

Series 2015-3A, Class CR, 3.368%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	2,212,318

Series 2015-3A, Class DR, 6.418%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	4,520,161

Security	Principal Amount (000’s omitted)	Value

Voya CLO, Ltd. (continued)

Series 2016-3A, Class CR, 3.468%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	$2,000	$1,750,408

Series 2016-3A, Class DR, 6.298%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	2,777,897

Series 2018-1A, Class C, 2.818%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,406,553

Series 2018-2A, Class E, 5.487%, (3 mo. USD LIBOR + 5.25%), 7/15/31(9)(10)	2,500	2,095,934

Webster Park CLO, Ltd.

Series 2015-1A, Class CR, 3.118%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,874,432

Series 2015-1A, Class DR, 5.718%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	2,190,337

Total Asset-Backed Securities (identified cost $282,288,995)		$246,961,479

Common Stocks — 2.3%
Security	Shares	Value

Aerospace and Defense — 0.6%

IAP Global Services, LLC(4)(11)(12)(13)	950	$14,167,701

IAP Global Services, LLC(4)(11)(12)(13)	1,627	18,198,044

		$32,365,745

Automotive — 0.0%(6)

Dayco Products, LLC(12)(13)	88,506	$663,795

		$663,795

Business Equipment and Services — 0.1%

Crossmark Holdings, Inc.(12)(13)	88,008	$5,060,460

		$5,060,460

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(12)(13)	338,679	$3,479,927

		$3,479,927

Electronics / Electrical — 0.5%

Answers Corp.(4)(13)	906,100	$670,514

Software Luxembourg Holding S.A., Class A(12)(13)	142,964	28,592,800

		$29,263,314

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(12)(13)	705,631	$7,850,145

		$7,850,145

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Nonferrous Metals / Minerals — 0.0%(6)

ACNR Holdings, Inc., Class A(12)(13)	36,829	$423,533

		$423,533

Oil and Gas — 0.3%

AFG Holdings, Inc.(4)(12)(13)	498,342	$10,973,491

Fieldwood Energy, Inc.(12)(13)	51,241	5,124

Fieldwood Energy, Inc.(12)(13)	221,919	22,192

McDermott International, Ltd.(12)(13)	1,013,850	1,723,545

RDV Resources, Inc., Class A(4)(12)(13)	359,500	0

Samson Resources II, LLC, Class A(4)(13)	435,055	2,827,857

Sunrise Oil & Gas, Inc., Class A(12)(13)	321,407	2,249,849

		$17,802,058

Publishing — 0.3%

ION Media Networks, Inc.(4)(13)	28,605	$18,724,261

Tweddle Group, Inc.(4)(12)(13)	19,500	41,925

		$18,766,186

Radio and Television — 0.2%

Clear Channel Outdoor Holdings, Inc.(12)(13)	1,204,044	$1,076,415

Cumulus Media, Inc., Class A(12)(13)	551,505	2,790,615

Cumulus Media, Inc., Class B(12)(13)	93,069	511,880

iHeartMedia, Inc., Class A(12)(13)	512,034	4,208,920

		$8,587,830

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC(4)(12)(13)	272,023	$2,377,481

		$2,377,481

Utilities — 0.0%(6)

Longview Intermediate Holdings, LLC, Class A(4)(12)(13)	149,459	$1,209,123

		$1,209,123

Total Common Stocks (identified cost $123,865,842)		$127,849,597

Preferred Stocks — 0.1%
Security	Shares	Value

Financial Services — 0.0%(6)

DBI Investors, Inc., Series A-1(4)(12)(13)	13,348	$1,072,245

		$1,072,245

Security	Shares	Value

Nonferrous Metals / Minerals — 0.0%(6)

ACNR Holdings, Inc., 15.00% (PIK)(12)(13)	17,394	$260,910

		$260,910

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC, Series A, 8.00% (PIK) (4)(12)(13)	7,852	$628,160

David’s Bridal, LLC, Series B, 10.00% (PIK) (4)(12)(13)	31,998	2,590,558

		$3,218,718

Total Preferred Stocks (identified cost $2,590,558)		$4,551,873

Miscellaneous — 0.0%(6)
Security	Shares	Value

Oil and Gas — 0.0%(6)

Paragon Offshore Finance Company, Class A(12)(13)	42,177	$12,653

Paragon Offshore Finance Company, Class B(12)(13)	21,089	258,340

Total Miscellaneous (identified cost $458,685)		$270,993

Warrants — 0.0%
Security	Shares	Value

Health Care — 0.0%

THAIHOT Investment Company US Limited, Exp. 10/13/27(4)(12)(13)	246	$0

THAIHOT Investment Company US Limited, Exp. 10/13/27(4)(12)(13)	1,858	0

THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(4)(12)(13)	117,852	0

		$0

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22 (4)(12)(13)	51,888	$0

		$0

Total Warrants (identified cost $0)		$0

Exchange-Traded Funds — 0.6%
Security	Shares	Value

SPDR Blackstone/GSO Senior Loan ETF	725,000	$32,088,500

Total Exchange-Traded Funds (identified cost $33,233,902)		$32,088,500

43	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

October 31, 2020

Portfolio of Investments — continued

Short-Term Investments — 3.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(14)	183,387,147	$183,387,147

Total Short-Term Investments (identified cost $183,387,147)		$183,387,147

Total Investments — 101.4% (identified cost $6,020,647,932)		$5,727,911,067

Less Unfunded Loan Commitments — (0.4)%		$(21,355,442)

Net Investments — 101.0% (identified cost $5,999,292,490)		$5,706,555,625

Other Assets, Less Liabilities — (1.0)%		$(57,054,176)

Net Assets — 100.0%		$5,649,501,449

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(2)

The stated interest rate represents the weighted average interest rate at October 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At October 31, 2020, the total value of unfunded loan commitments is $20,573,596. See Note 1F for description.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)	This Senior Loan will settle after October 31, 2020, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Fixed-rate loan.

(9)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $459,845,764 or 8.1% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(11)	Affiliated company (see Note 7).

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	120,762,020	USD	140,669,639	Standard Chartered Bank	11/3/20	$—	$(24,143)

USD	141,702,241	EUR	120,762,020	Standard Chartered Bank	11/3/20	1,056,745	—

USD	120,341,875	EUR	101,717,330	HSBC Bank USA, N.A.	11/30/20	1,806,288	—

USD	9,470,182	EUR	8,000,000	State Street Bank and Trust Company	11/30/20	147,437	—

USD	34,037,524	GBP	25,772,453	State Street Bank and Trust Company	11/30/20	643,742	—

USD	140,756,711	EUR	120,762,020	Standard Chartered Bank	12/2/20	21,328	—

USD	127,909,574	EUR	108,623,476	Goldman Sachs International	1/29/21	1,133,666	—

USD	1,472,331	EUR	1,250,000	HSBC Bank USA, N.A.	1/29/21	13,440	—

						$4,822,646	$(24,143)

44	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

October 31, 2020

Portfolio of Investments — continued

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Statement of Assets and Liabilities

Assets	October 31, 2020

Unaffiliated investments, at value (identified cost, $5,813,559,935)	$5,490,802,733

Affiliated investments, at value (identified cost, $185,732,555)	215,752,892

Cash	33,690,647

Deposits for derivatives collateral — forward foreign currency exchange contracts	1,560,000

Foreign currency, at value (identified cost, $343,864)	344,372

Interest receivable	17,380,718

Dividends receivable from affiliated investments	21,467

Receivable for investments sold	44,453,483

Receivable for open forward foreign currency exchange contracts	4,822,646

Other receivables	2,064,998

Prepaid expenses	765,336

Total assets	$5,811,659,292

Liabilities

Cash collateral due to brokers	$1,400,000

Payable for investments purchased	157,242,114

Payable for open forward foreign currency exchange contracts	24,143

Payable to affiliates:

Investment adviser fee	2,454,888

Trustees’ fees	9,087

Accrued expenses	1,027,611

Total liabilities	$162,157,843

Net Assets applicable to investors’ interest in Portfolio	$5,649,501,449

46	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Statement of Operations

Investment Income	Year Ended October 31, 2020

Interest and other income	$304,513,034

Dividends	2,495,199

Dividends from affiliated investments	2,670,323

Total investment income	$309,678,556

Expenses

Investment adviser fee	$32,655,074

Trustees’ fees and expenses	108,500

Custodian fee	1,233,553

Legal and accounting services	1,028,440

Interest expense and fees	3,107,996

Miscellaneous	455,201

Total expenses	$38,588,764

Net investment income	$271,089,792

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(307,885,910)

Investment transactions — affiliated investments	90,902

Foreign currency transactions	(2,873,246)

Forward foreign currency exchange contracts	(16,777,822)

Net realized loss	$(327,446,076)

Change in unrealized appreciation (depreciation) —

Investments	$20,016,354

Investments — affiliated investments	3,744,566

Foreign currency	531,474

Forward foreign currency exchange contracts	9,579,698

Net change in unrealized appreciation (depreciation)	$33,872,092

Net realized and unrealized loss	$(293,573,984)

Net decrease in net assets from operations	$(22,484,192)

47	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$271,089,792	$481,946,428

Net realized loss	(327,446,076)	(96,572,643)

Net change in unrealized appreciation (depreciation)	33,872,092	(251,472,705)

Net increase (decrease) in net assets from operations	$(22,484,192)	$133,901,080

Capital transactions —

Contributions	$266,696,978	$194,015,335

Withdrawals	(2,561,352,547)	(3,870,956,892)

Portfolio transaction fee	—	7,292,672

Net decrease in net assets from capital transactions	$(2,294,655,569)	$(3,669,648,885)

Net decrease in net assets	$(2,317,139,761)	$(3,535,747,805)

Net Assets

At beginning of year	$7,966,641,210	$11,502,389,015

At end of year	$5,649,501,449	$7,966,641,210

48	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2020	2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses	0.59%	0.55%	0.54%	0.56%	0.58%

Net investment income	4.17%	5.09%	4.38%	4.07%	4.58%

Portfolio Turnover	28%	16%	30%	42%	27%

Total Return	1.18%	1.64%	5.05%	5.69%	7.10%

Net assets, end of year (000’s omitted)	$5,649,501	$7,966,641	$11,502,389	$9,795,966	$8,205,738

49	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2020, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.9% and 13.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which

50

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Notes to Financial Statements — continued

is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

51

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Notes to Financial Statements — continued

K  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposed a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors during the year ended October 31, 2019. The Portfolio transaction fee was sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee was limited to amounts that had been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee was 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets. Effective July 31, 2019, the Portfolio transaction fee was discontinued.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, and an indirect subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion but less than $2 billion, 0.490% from $2 billion but less than $5 billion, 0.460% from $5 billion but less than $10 billion, 0.435% from $10 billion but less than $15 billion, 0.415% from $15 billion but less than $20 billion, 0.400% from $20 billion but less than $25 billion and 0.390% of average daily net assets of $25 billion and over and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the year ended October 31, 2020, the Portfolio’s investment adviser fee amounted to $32,655,074 or 0.50% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,773,350,710 and $3,483,496,833, respectively, for the year ended October 31, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,009,110,414

Gross unrealized appreciation	$83,966,707

Gross unrealized depreciation	(386,521,496)

Net unrealized depreciation	$(302,554,789)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2020 is included in the Portfolio of Investments. At October 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

52

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Notes to Financial Statements — continued

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $24,143. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $160,000 at October 31, 2020.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2020.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$4,822,646	(1)	$(24,143	)(2)

Total Derivatives subject to master netting or similar agreements	$4,822,646		$(24,143)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$1,133,666	$—	$(822,757)	$—	$310,909

HSBC Bank USA, N.A.	1,819,728	—	(1,567,582)	—	252,146

Standard Chartered Bank	1,078,073	(24,143)	—	(710,000)	343,930

State Street Bank and Trust Company	791,179	—	(101,179)	(690,000)	—

	$4,822,646	$(24,143)	$(2,491,518)	$(1,400,000)	$906,985

53

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Standard Chartered Bank	$(24,143)	$24,143	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(16,777,822)	$9,579,698

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2020, which is indicative of the volume of this derivative type, was approximately $622,238,000.

6  Credit Facility

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $750 million ($875 million prior to March 9, 2020) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 8, 2021. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus a margin and for all other amounts borrowed for longer periods at a base rate or LIBOR, plus a margin. Base rate is the highest of (a) the administrative agent’s prime rate, (b) the Federal Funds Rate plus a margin and (c) the one month LIBOR rate plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $1,215,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at October 31, 2020 is $415,320 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. Average borrowings and the average interest rate (excluding fees) for the year ended October 31, 2020 were $17,076,503 and 4.54%, respectively.

54

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Notes to Financial Statements — continued

7  Investments in Affiliated Companies/Funds

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At October 31, 2020, the value of the Portfolio’s investment in affiliated companies and funds was $215,752,892, which represents 3.8% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the year ended October 31, 2020 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period

Common Stocks*

IAP Global Services, LLC(1)(2)(3)	$28,587,401	$—	$—	$—	$3,778,344	$32,365,745	$—	2,577

Short Term Investments

Eaton Vance Cash Reserves Fund, LLC	373,400,052	2,214,909,576	(2,404,979,605)	90,902	(33,778)	183,387,147	2,670,323	183,387,147

Totals				$90,902	$3,744,566	$215,752,892	$2,670,323

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

55

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Notes to Financial Statements — continued

At October 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$4,867,541,382	$22,871,731	$4,890,413,113

Corporate Bonds & Notes	—	221,032,923	—	221,032,923

Asset-Backed Securities	—	246,961,479	—	246,961,479

Common Stocks	13,279,422	45,379,778	69,190,397	127,849,597

Preferred Stocks	—	260,910	4,290,963	4,551,873

Miscellaneous	—	270,993	—	270,993

Warrants	—	—	0	0

Exchange-Traded Funds	32,088,500	—	—	32,088,500

Short-Term Investments	—	183,387,147	—	183,387,147

Total Investments	$45,367,922	$5,564,834,612	$96,353,091	$5,706,555,625

Forward Foreign Currency Exchange Contracts	$—	$4,822,646	$—	$4,822,646

Total	$45,367,922	$5,569,657,258	$96,353,091	$5,711,378,271

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(24,143)	$—	$(24,143)

Total	$—	$(24,143)	$—	$(24,143)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2020 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as

56

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Notes to Financial Statements — continued

the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

10  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Portfolio’s Board approved a new investment advisory agreement. The new investment advisory agreement will be presented to Portfolio interest holders for approval, and, if approved, would take effect upon consummation of the transaction. A special joint meeting of Portfolio interest holders will be held on February 18, 2021, at which the proposed investment advisory agreement for the Portfolio will be submitted for approval.

57

Eaton Vance

Floating Rate Portfolio

October 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Eaton Vance Floating Rate Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating Rate Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2020, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 17, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

58

Eaton Vance

Floating-Rate Fund

October 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

59

Eaton Vance

Floating-Rate Fund

October 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Eaton Vance Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 143 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 142 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 142 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

60

Eaton Vance

Floating-Rate Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

61

Eaton Vance

Floating-Rate Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

62

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044    10.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/19	10/31/20
Audit Fees	$115,238	$115,388
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$24,075	$23,365
All Other Fees(3)	$0	$0

Total	$139,313	$138,753

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/19	10/31/20
Registrant	$24,075	$23,365
Eaton Vance(1)	$59,903	$51,800

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2020

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 21, 2020